7. Trade receivables (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
TradeReceivablesLineItems [Line Items]
Trade receivables, net	R$ 728	R$ 388
Trade receivables, current	727	384	R$ 618
Trade receivables, noncurrent	1	4	R$ 80
Credit Card Companies [Member]
TradeReceivablesLineItems [Line Items]
Trade receivables, net	42	38
Credit Card Companies - Related Parties [Member]
TradeReceivablesLineItems [Line Items]
Trade receivables, net	24	58
Sales Vouchers And Trade Receivables [Member]
TradeReceivablesLineItems [Line Items]
Trade receivables, net	446	128
Private Label Credit Card [Member]
TradeReceivablesLineItems [Line Items]
Trade receivables, net	70	53
Receivables From Related Parties [Member]
TradeReceivablesLineItems [Line Items]
Trade receivables, net	12	15
Receivables From Suppliers [Member]
TradeReceivablesLineItems [Line Items]
Trade receivables, net	166	101
Allowance For Doubtful Accounts [Member]
TradeReceivablesLineItems [Line Items]
Trade receivables, net	R$ (32)	R$ (5)